Intangible Assets - Summary of Reconciliation of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Intangible Assets [Line Items]
Goodwill, Beginning Balance	$ 11,975,024	$ 11,975,024
Goodwill, Ending Balance	11,975,024	11,975,024
Total, Beginning Balance	11,990,309	12,173,710
Total, Amortisation	(15,285)	(183,401)
Total, Ending Balance	11,975,024	11,990,309
Technology
Disclosure Of Intangible Assets [Line Items]
Intangible assets, Beginning Balance	15,285	198,686
Intangible assets, Amortisation	$ (15,285)	(183,401)
Ending Balance		$ 15,285